Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Group's Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	¥ 95,744	¥ 104,583
Financing cash flows	(32,473)	(17,138)
New finance leases	8,856	200
Lease modifications	(589)
Transferred to lease payables	(2,900)
Interest expenses	1,891	316
Foreign exchange gain	9	18
Reduction of capital by non-controlling interests		20
Acquisition of non-controlling interests	8		¥ 150
Distribution to non-controlling interests	181	177	89
Dividends declared	8,891	7,568
Change in accounting policy	45,648
Ending balance	125,266	95,744	104,583
Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	141,392
Ending balance		141,392
Short-term Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	49,537	54,558
Financing cash flows	(7,010)	(5,021)
Ending balance	42,527	49,537	54,558
Short-term Debt [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	49,537
Ending balance		49,537
Long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	45,991	49,742
Financing cash flows	(9,782)	(4,073)
Interest expenses	284	304
Foreign exchange gain	2	18
Ending balance	36,495	45,991	49,742
Long-term debt [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	45,991
Ending balance		45,991
Lease liabilities/finance lease obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	216	77
Financing cash flows	(10,699)	(73)
New finance leases	8,856	200
Lease modifications	(589)
Transferred to lease payables	(2,900)
Interest expenses	1,607	12
Foreign exchange gain	7
Change in accounting policy	45,648
Ending balance	42,146	216	77
Lease liabilities/finance lease obligations [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	45,864
Ending balance		45,864
Dividend Payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	(9,072)	(7,745)
Distribution to non-controlling interests	181	177
Dividends declared	8,891	7,568
Deposits With Finance Company [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	4,098
Ending balance	4,098
Other Payables In Respect Of Certain Equity Transactions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance		206
Financing cash flows	(8)	(226)
Reduction of capital by non-controlling interests		¥ 20
Acquisition of non-controlling interests	¥ 8
Ending balance			¥ 206